GAIN/(LOSS) ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Gains on sale of assets and termination of charters
The Company has recorded gains/losses on sale of assets and termination of charters as follows:

	Year ended December 31,
(in thousands of $)	2020	2019	2018
Gain/(loss) on sale of vessels	2,250	—	(2,578)
Gain on termination of charters	—	—	—
Total Gain/(loss) on sale of assets	2,250	—	(2,578)